Short Term Loans (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 13, 2017 USD ($)	Dec. 13, 2017 CNY (¥)	Sep. 08, 2017 USD ($)	Jul. 14, 2017 USD ($)	Jul. 14, 2017 CNY (¥)	Jun. 20, 2017 USD ($)	Jun. 20, 2017 CNY (¥)	Mar. 29, 2017 USD ($)	Mar. 29, 2017 CNY (¥)	Nov. 28, 2016 USD ($)	Nov. 28, 2016 CNY (¥)	Aug. 15, 2016 USD ($)	Aug. 15, 2016 CNY (¥)	May 16, 2016 USD ($)	May 16, 2016 CNY (¥)	Mar. 29, 2016 USD ($)	Mar. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 CNY (¥)	May 12, 2015 USD ($)	May 12, 2015 CNY (¥)	Jan. 29, 2015 USD ($)	Jan. 29, 2015 CNY (¥)	Jan. 16, 2015 USD ($)	Jan. 16, 2015 CNY (¥)
Short Term Loans (Textual)
Total interest expenses	$ 82,946	$ 102,274	$ 117,366
Third-party [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed						$ 50,000
Industrial & Commercial Bank of China - Qingdao Shinan Second Branch [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed			$ 1,401,790				$ 412,998	¥ 2,800,000	$ 719,508	¥ 4,900,000					$ 705,676	¥ 4,900,000					¥ 9,100,000					$ 308,086	¥ 2,000,000
Short-term bank loans annual interest rate							5.22%	5.22%	5.22%	5.22%					5.22%	5.22%										7.56%	7.56%
Bank of China, Qingdao HK Road Branch [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed																	$ 158,417	¥ 1,100,000						$ 169,447	¥ 1,100,000
Short-term bank loans annual interest rate																	5.655%	5.655%						5.655%	5.655%
China Postal Savings Bank - Qingdao Branch [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed											$ 290,361	¥ 2,000,000	$ 576,062	¥ 4,000,000					$ 288,031	¥ 2,000,000		$ 616,171	¥ 4,000,000					$ 616,171	¥ 4,000,000
Short-term bank loans annual interest rate											6.09%	6.09%	5.655%	5.655%					6.09%	6.09%		6.09%	6.09%					7.00%	7.00%
Qingdao Weihai Road Sub Branch [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed				$ 604,458	¥ 4,000,000						$ 290,255	¥ 2,000,000
Short-term bank loans annual interest rate				5.655%	5.655%						6.09%	6.09%
Maximum [Member] | Industrial & Commercial Bank of China - Qingdao Shinan Second Branch [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate			7.50%																		7.50%
Minimum [Member] | Industrial & Commercial Bank of China - Qingdao Shinan Second Branch [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate			5.75%																		5.75%